Description of Business and Summary of Significant Accounting Policies - Narrative (Details)		1 Months Ended	12 Months Ended
	Sep. 18, 2023 $ / shares shares	Nov. 30, 2021 USD ($)	Mar. 31, 2024 USD ($) reporting_unit	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of reporting units | reporting_unit			1
Goodwill impairment			$ 0	$ 0
Contract with customer, payment required			60 days
Government grants recognized			$ (138,200,000)	(83,000,000)	$ (84,300,000)
Government grants, research and development expenses, offset			0	2,600,000	15,300,000
Government grant maximum contract			41,000,000
Research and development expenditure credit (RDEC)			$ (121,200,000)	$ (64,000,000)	$ (54,400,000)
IoTP
Subsidiary, Sale of Stock [Line Items]
Ownership percentage disposed		100.00%
Proceeds from disposal of investment		$ 12,000,000
Minimum
Subsidiary, Sale of Stock [Line Items]
License arrangement term			3 years
Version extension release period			2 years
Minimum | Computer software
Subsidiary, Sale of Stock [Line Items]
Intangible assets, useful lives			3 years
Maximum
Subsidiary, Sale of Stock [Line Items]
License arrangement term			20 years
Version extension release period			3 years
Maximum | Computer software
Subsidiary, Sale of Stock [Line Items]
Intangible assets, useful lives			5 years
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares) | shares	102,500,000
Sale of stock (in dollars per share) | $ / shares	$ 51.00
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares) | shares	7,000,000